Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) (Parentheticals)	6 Months Ended
	Jun. 30, 2022 CHF (SFr) SFr / shares	Jun. 30, 2021 CHF (SFr) SFr / shares
Condensed Consolidated Interim Statement Of Profit Or Loss And Other Comprehensive Income Or Loss Unaudited Abstract
Remeasurement of defined benefit liability, net of taxes	SFr 0	SFr 0
Foreign currency translation differences, net of taxes	0	0
Other comprehensive income/(loss), net of taxes	SFr 0	SFr 0
Diluted loss per share (in Francs per share) | (per share)	SFr (10.63)	SFr (10.85)